Symmetry Panoramic Trust

Statement of Certification

Pursuant to Rule 497(j)

Symmetry Panoramic Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated September 23, 2026 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-224164 and 811-23334), which was filed electronically on September 23, 2026 (Accession No. 0001398344-26-017330).

Symmetry Panoramic Trust

By:	/s/ Eric Griffith
Eric Griffith

Title:	Vice President and Secretary

Date:	September 28, 2026